FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
11. FAIR VALUE MEASUREMENTS

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition:

	Year ended December 31, 2016
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$198,689	$	$	$—	$198,689

	Year ended December 31, 2017
Description	Carrying amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property, plant and equipment – cannot be relocated to Xinjiang plant (Note 3)	$2,987,668			$—	$2,987,668